Related Party Transactions - Amounts of due from and due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amounts due from related parties:
Due from related party	¥ 57,079	¥ 32,587
Amounts due to related parties:
Due to related party	34,735	34,420
China Mobile
Amounts due from related parties:
Due from related party	11,966	16,018
Amounts due to related parties:
Due to related party	3,937	3,835
Non US listed part of the Phoenix TV Group
Amounts due from related parties:
Due from related party	43,816	11,408
Amounts due to related parties:
Due to related party	26,608	23,461
Fengyi Technology
Amounts due from related parties:
Due from related party	1,297	5,000
Amounts due to related parties:
Due to related party	3,690	6,310
Other Investees
Amounts due from related parties:
Due from related party		161
Others
Amounts due to related parties:
Due to related party	¥ 500	¥ 814